Acquisition and Disposition - Fair Value Of Identifiable Assets Acquired And Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 5,927
HuffPost Acquisition
Business Acquisition [Line Items]
Cash and cash equivalents	5,513
Accounts receivable	3,383
Prepaid and other current assets	611
Deferred tax assets	116
Property and equipment	620
Intangible assets	19,500
Goodwill	5,927	$ 0
Accounts payable	(1,410)
Accrued expenses and other current liabilities	(4,249)
Deferred tax liabilities	(4,251)
Other liabilities	(63)
Noncontrolling interests	(2,123)
Total consideration for HuffPost	$ 23,574